Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Interest Dividend and Fee Income [abstract]
FVTPL securities	$ 106
Gross realized gains		$ 228	$ 59
Gross realized gains	363
Gross realized (losses)		(99)	(16)
Gross realized (losses)	(216)
Unrealized gains on investments reclassified from available-for-sale to other			7
Other securities, net realized and unrealized gains		49	51
Impairment write-downs	(14)	(7)	(17)
Securities gains, other than trading	$ 239	$ 171	$ 84